Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	$ 6,624,408	$ 6,836,439
Other comprehensive income (loss)	126,016	61,958
Amounts reclassified from AOCI to the Unaudited Interim Condensed Consolidated Statements of Operations	(32,308)	(3,164)
Disposal Group, Including Discontinued Operation, Reclassification From Accumulated Other Comprehensive Income Current Period Net Of Tax	94,593
OCI, net of tax (note 14)	93,708	58,794
OCI attributable to the non-controlling interests	(4,617)	(1,017)
Net current period OCI attributable to shareholders of AQN	89,091	57,777
Ending Balance	6,176,273	6,624,408
Total
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(102,286)	(160,063)
OCI, net of tax (note 14)	89,091	57,777
Ending Balance	81,398	(102,286)
Foreign currency cumulative translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(104,870)	(98,467)
Other comprehensive income (loss)	33,821	(3,788)
Amounts reclassified from AOCI to the Unaudited Interim Condensed Consolidated Statements of Operations	626	(1,598)
Disposal Group, Including Discontinued Operation, Reclassification From Accumulated Other Comprehensive Income Current Period Net Of Tax	0
OCI, net of tax (note 14)	34,447	(5,386)
OCI attributable to the non-controlling interests	(4,617)	(1,017)
Net current period OCI attributable to shareholders of AQN	29,830	(6,403)
Ending Balance	(75,040)	(104,870)
Unrealized gain (loss) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	(38,322)	(97,809)
Other comprehensive income (loss)	79,381	57,351
Amounts reclassified from AOCI to the Unaudited Interim Condensed Consolidated Statements of Operations	(27,130)	2,136
Disposal Group, Including Discontinued Operation, Reclassification From Accumulated Other Comprehensive Income Current Period Net Of Tax	94,593
OCI, net of tax (note 14)	52,251	59,487
OCI attributable to the non-controlling interests	0	0
Net current period OCI attributable to shareholders of AQN	52,251	59,487
Ending Balance	108,522	(38,322)
Pension and post-employment actuarial changes
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning Balance	40,906	36,213
Other comprehensive income (loss)	12,814	8,395
Amounts reclassified from AOCI to the Unaudited Interim Condensed Consolidated Statements of Operations	(5,804)	(3,702)
Disposal Group, Including Discontinued Operation, Reclassification From Accumulated Other Comprehensive Income Current Period Net Of Tax	0
OCI, net of tax (note 14)	7,010	4,693
OCI attributable to the non-controlling interests	0	0
Net current period OCI attributable to shareholders of AQN	7,010	4,693
Ending Balance	$ 47,916	$ 40,906